Other Charges (Tables)	6 Months Ended
Jul. 31, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of components of other charges

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Acquisition-related costs	1,146	959	2,095	4,444
Contingent consideration accretion and adjustments	106	96	237	(59)
Restructuring plans	7	4,064	2	4,183
	1,259	5,119	2,334	8,568

Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Other	Total
Balance at January 31, 2026	63	—	—	63
Accruals and adjustments	(6)	7	—	1
Cash draw downs	(38)	(7)	—	(45)
Non-cash draw downs and foreign exchange	(1)	—	—	(1)
Balance at July 31, 2026	18	—	—	18